Schedule of goodwill (Details) - USD ($)		9 Months Ended			12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2022
Balance		$ 27,001,383
Goodwill impairment		(1,657)
Balance		26,999,726
Seamless Group Inc [Member]
Balance		$ 27,001,383	$ 27,001,383	[1]	$ 19,229,528
Balance	[1]				27,001,383
Goodwill from acquisition					$ 7,771,855

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.